Subsequent events	9 Months Ended
Sep. 30, 2025
Subsequent events [Abstract]
Subsequent events
Note 10 – Subsequent events
On October 29, 2025, the Board approved a dividend of $0.18 per common share related to the third quarter of 2025 to be paid on November 19, 2025, for shareholders of record as of November 12, 2025.